Vessels, Net (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 10, 2026	Dec. 22, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 04, 2026	Jan. 27, 2026	Dec. 31, 2025
Vessels, Net [Abstract]
Balance outstanding			$ 69,196				$ 47,901
Vessels, net			97,717				58,827
Vessel held for sale			15,041				14,744
Proceeds from sale of vessel			15,200	$ 16,000
Gain (loss) on sale of vessels, net			156	$ (155)
Squireship [Member]
Vessels, Net [Abstract]
Additions			421
Squireship [Member] | Related Party [Member] | Seanergy [Member]
Vessels, Net [Abstract]
Additions			29,500
Nisea [Member]
Vessels, Net [Abstract]
Additions	$ 26,287		26,287
Exelixsea [Member]
Vessels, Net [Abstract]
Gross sales price					$ 17,500
Balance outstanding					$ 8,433
Vessel held for sale			15,041
Exelixsea [Member] | Vessels Held for Sale [Member]
Vessels, Net [Abstract]
Vessels, net			14,975
Unamortized balance of drydocking cost			66
Cretansea [Member]
Vessels, Net [Abstract]
Gross sales price						$ 15,200
Vessel held for sale							$ 14,744
Proceeds from sale of vessel			15,200
Gain (loss) on sale of vessels, net		$ 156
Capitalized Expenditures for Improvements on Vessels Performance and Meeting Environmental Standards [Member]
Vessels, Net [Abstract]
Additions			$ 28